Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2022
Distribution and Selling Expenses [Abstract]
DISTRIBUTION AND SELLING EXPENSES
12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2022	2021	2020
Outsourced service fee	403,458	1,212,403	-
Advertisement	-	140,704	-
Others	317,930	736	-
	721,388	1,353,843	-